CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Thousands	Share Capital and premium [Member]	Treasury shares [Member]	Reserve from share-based payment transactions [Member]	Translation reserve [Member]	Retained earnings (deficit) [Member]	Equity attributable to owners of parent [Member]	Non-controlling interests [Member]	Total
Balance at Dec. 31, 2019	$ 25,947	$ 0	$ 2,677	$ 309	$ (4,273)	$ 24,660	$ 1,449	$ 26,109
Exercise of warrants and compensation options	10,251	0	0		0	10,251	0	10,251
Exercise of options	834	0	(222)	0	0	612	0	612
Share-based compensation	0	0	3,382	0	0	3,382	0	3,382
Forfeited Options	8	0	(8)	0	0	0	0	0
Net Loss	0	0	0	0	(28,698)	(28,698)	(36)	(28,734)
Other comprehensive income (loss)	0	0	0	920	(30)	890	100	990
Total comprehensive income (loss)	0	0	0	920	(28,728)	(27,808)	64	(27,744)
Balance at Dec. 31, 2020	37,040	0	5,829	1,229	(33,001)	11,097	1,513	12,610
Issuance of common shares, net of issuance costs	195,259	0	0	0	0	195,259	2,948	198,207
Purchase of treasury common shares	0	(660)	0	0	0	(660)	0	(660)
Exercise of warrants and compensation options	4,293	0	0	0	0	4,293	0	4,293
Exercise of options	1,053	0	(920)	0	0	133	0	133
Share-based compensation	0	0	7,471	0	0	7,471	0	7,471
Forfeited Options	32	0	(32)	0	0	0	0	0
Net Loss	0	0	0	0	(17,763)	(17,763)	(755)	(18,518)
Other comprehensive income (loss)	0	0	0	1,385	21	1,406	3	1,409
Total comprehensive income (loss)	0	0	0	1,385	(17,742)	(16,357)	(752)	(17,109)
Balance at Dec. 31, 2021	$ 237,677	$ 660	$ 12,348	$ 2,614	$ (50,743)	$ 201,236	$ 3,709	$ 204,945